Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Escrow, other title-related fees and other	79,585	61,275	62,017
Investment, dividend and other income	3,106	2,931	3,361
Total revenues	558,043	409,814	358,085
Expenses:
Premiums retained by third-party agents	298,445	220,143	178,265
Title examination expense	22,137	16,204	14,383
Provision for claims	21,335	15,337	12,285
Personnel costs	238,134	143,526	130,876
Other operating expenses	79,951	43,285	39,744
Total operating expenses	660,002	438,495	375,553
Loss from operations	(101,959)	(28,681)	(17,468)
Other (expense) income:
Change in fair value of Warrant and Sponsor Covered Shares liabilities	6,691	0	0
Interest expense	(16,861)	(5,579)	(9,282)
Loss before income taxes	(112,129)	(34,260)	(26,750)
Income tax expense	(927)	(843)	(387)
Net loss	$ (113,056)	$ (35,103)	$ (27,137)
Earnings Per Share [Abstract]
Net loss per share attributable to stockholders - basic (in usd per share)	$ (0.64)	$ (0.56)	$ (0.45)
Net loss per share attributable to stockholders - diluted (in usd per share)	$ (0.64)	$ (0.56)	$ (0.45)
Weighted average shares outstanding common stock - basic (in shares)	177,150,914	62,458,039	60,314,163
Weighted average shares outstanding common stock - diluted (in shares)	177,150,914	62,458,039	60,314,163